CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 56,779	$ 57,075	$ 58,998
Cost of revenues	30,986	31,814	31,809
Gross profit	25,793	25,261	27,189
Research and development costs	5,357	5,260	3,788
Selling and marketing expenses	10,450	10,581	11,403
General and administrative expenses	17,052	16,228	16,748
Other expenses	19,727	2,198	416
Operating loss	(26,793)	(9,006)	(5,166)
Financial income	1,447	4,833	8,833
Financial expenses	(1,468)	(1,791)	(2,355)
Profit (loss) before taxes on income	(26,814)	(5,964)	1,312
Tax expenses	939	891	1,097
Net profit (loss)	(27,753)	(6,855)	215
Other comprehensive income:
Re-measurement gain on defined benefit plans	134	52	581
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(1,124)	(2,119)	(6,699)
Total other comprehensive income	(990)	(2,067)	(6,118)
Total comprehensive loss	(28,743)	(8,922)	(5,903)
Net profit (loss) attributable to:
Equity holders of the Company	(28,095)	(7,056)	(76)
Non-controlling interests	342	201	291
Net profit (loss)	(27,753)	(6,855)	215
Comprehensive income (loss) attributable to:
Equity holders of the Company	(29,018)	(9,001)	(5,775)
Non-controlling interests	275	79	(128)
Total comprehensive loss	$ (28,743)	$ (8,922)	$ (5,903)
Earnings per share:
Basic loss	$ (1.71)	$ (0.43)	$ (0.01)
Diluted loss	$ (1.71)	$ (0.54)	$ (0.49)